Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Dunham High-Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001420040_SupplementTextBlock

DUNHAM FUNDS

Supplement dated April 16, 2020 to the Statutory Prospectus (the “Prospectus”) dated February 28, 2020

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Effective immediately, the following disclosure is added in the section entitled “Principal Investment Risks” for each fund.

Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.

In addition, the section entitled “Sub-Adviser Portfolio Managers” on page 21 is deleted and replaced with the following:

Sub-Adviser Portfolio Managers: The following portfolio managers, each a member of the Sub-Adviser’s large cap team, share responsibility for the day-to-day management of the Fund. Paul Roukis, CFA and Managing Director, has worked for the Sub-Adviser since 2005 and has served as portfolio manager of the Fund since July 2015. Jeff Agne, Portfolio Manager, has worked for the Sub-Adviser since 2015 and has served as portfolio manager of the Fund since March 2020.

References to Chris R. Kaufman on page 84 are deleted and replaced with the following:

Jeff Agne

Portfolio Manager

Mr. Agne is an analyst and portfolio manager on Rothschild’s Large Cap team. In addition, Mr. Agne heads Rothschild’s Investment Product Development Committee and is also a member of the firm’s Investment and Quantitative Committees. Prior to joining Rothschild in October 2015, he served as a co-portfolio manager for the Global Focus strategy at PineBridge Investments, which he joined in 2008. Mr. Agne earned a BS from the University of Vermont and an MBA from New York University's Stern School of Business.

Also, the disclosure under the heading “Emerging Market Risk” in the section entitled “Principal Investment Risks” on page 70 is replaced with the following:

Emerging Markets Risk – Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, diplomatic, economic, and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. The impact of infectious diseases in emerging market countries may be greater due to less-established health care systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Lastly, the following disclosure is added in the section entitled “Principal Investment Risks” on page 73.

Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. For example, the novel coronavirus (COVID -19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.

If you have any questions, please contact the Dunham Funds at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference